SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Long-term investment (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of equity interest acquired	10.00%
Payments to acquire investment	¥ 26,333		¥ 26,333
Amount of impairment		¥ 0
Amount of upward adjustment		0
Amount of downward adjustment		¥ 0